Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Period End Date		dei_DocumentPeriodEndDate	Aug. 11, 2015
Registrant Name		dei_EntityRegistrantName	Investment Managers Series Trust II
CIK		dei_EntityCentralIndexKey	0001587982
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Aug. 11, 2015
Effective Date		dei_DocumentEffectiveDate	Aug. 11, 2015
Prospectus Date		rr_ProspectusDate	Aug. 11, 2015
Falcon Focus SCV Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:		rr_ObjectiveHeading	Investment Objective
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objective of the Falcon Focus SCV Fund (the “Fund”) is long-term capital appreciation.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "YOUR ACCOUNT WITH THE FUND - Class A Shares" on page 17 of this Prospectus.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2016
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates		rr_OtherExpensesNewFundBasedOnEstimates	Other expenses” have been estimated for the current fiscal year.
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization companies. The Fund’s advisor considers small capitalization companies to be companies with market capitalizations that fall within the range of companies in the Russell 2000 Value Index at the time of investment. As of May 29, 2015, the market capitalizations of companies included in the Russell 2000 Value Index were between $177 million and $4.3 billion. Because small capitalization companies are defined by the Fund’s advisor with reference to an index, the range of market capitalizations of companies in which the Fund invests may vary with market conditions as the market capitalizations of companies included in the Russell 2000 Value Index change. In addition, because the Fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Fund’s holdings can have market capitalizations outside the range of the Russell 2000 Value Index at any given time.

The Fund’s advisor uses a bottom-up approach to construct the Fund’s portfolio, which is typically spread across many economic sectors. While the Fund does not have targeted industry exposures, the Fund’s advisor generally limits the exposure in each sector to a minimum of zero and a maximum of three times the exposure of that sector as represented in the Russell 2000 Value Index, the Fund’s benchmark index. The Fund’s investments will be focused on between 20 and 30 equity positions that are primarily traded on U.S. exchanges. The Fund’s advisor anticipates a turnover rate of 30-40% of the average value of its portfolio.

The Fund’s advisor believes that returns in excess of general market returns can be achieved by actively managing the Fund’s investment portfolio. The Fund’s advisor invests the Fund’s assets opportunistically based on market information and seeks maximum capital appreciation primarily through investing in stocks trading at significant discounts to the advisor’s estimate of true worth. The advisor employs an approach that is based on in-depth, original research and is directed by the following investment guidelines:

1)-Value is a prerequisite to consideration for investment by the Fund.

2)-Original, in-depth, fundamental research yields proprietary insight.

3)-Insight yields differentiated value judgments regarding a company’s “true worth” (value) relative to the market price of the stock..

4)-Invest at significant discounts to “true worth.”

5)-Wait for the gap between market price and “true worth” to close and consider selling the stock as the true worth is recognized by the market.

Using this approach, the Fund’s advisor seeks to find value in small capitalization stocks that is unrecognized by the general market.

Typically, the Fund invests in stocks of companies possessing: 1) a high expected annual investment return, 2) expectations of high future returns on capital, 3) effective managerial leadership, and 4) a viable valuation catalyst (e.g., a change in management, sale of a poorly performing division, or consolidation of distribution facilities), typically within a two- to four-year timeframe. The Fund’s advisor weights the Fund’s holdings based on the advisor’s estimate of each company’s expected return and risk in combination with the strength of the advisor’s conviction in the attractiveness of the investment.

The Fund’s advisor generally sells a security when one or more of the following occurs, among other reasons: 1) the investment’s expected annual return drops below a predetermined target return; 2) the investment thesis is no longer relevant; 3) the catalyst for value recognition is impaired; 4) the advisor identifies more attractive investment opportunities for the Fund (in which case the least attractive stock in the portfolio is sold); or 5) the Fund requires cash to meet redemption requests.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk, Heading		rr_RiskHeading	Principal Risks of Investing
Risk, Narrative		rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small-cap company risk. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Value-oriented investment strategies risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets. Therefore the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Management and strategy risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-diversification risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

No operating history. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

May Lose Money		rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	Non-diversification risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less		rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
Falcon Focus SCV Fund | Class A Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	FFOCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee		imst2falcon_WireFee	$ 20.00
Overnight check delivery fee		imst2falcon_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees		rr_ManagementFeesOverAssets	0.95%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee		rr_Component1OtherExpensesOverAssets	0.15%
All other expenses		rr_Component2OtherExpensesOverAssets	0.71%
Other expenses	[1]	rr_OtherExpensesOverAssets	0.86%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.06%
Fees waived and/or expenses reimbursed	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 694
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 1,109
Falcon Focus SCV Fund | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	FALCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee		imst2falcon_WireFee	$ 20.00
Overnight check delivery fee		imst2falcon_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees		rr_ManagementFeesOverAssets	0.95%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee		rr_Component1OtherExpensesOverAssets	0.15%
All other expenses		rr_Component2OtherExpensesOverAssets	0.71%
Other expenses	[1]	rr_OtherExpensesOverAssets	0.86%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.81%
Fees waived and/or expenses reimbursed	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 127
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 515

[1]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Class A Shares and Class I Shares of the Fund, respectively. This agreement is in effect until October 31, 2016, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years from the date of the waiver or payment